Financial Instruments - Movement in Contingent Consideration Categorized Under Level 3 Fair Value Measurement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Payouts	$ 5,465
Fair value on recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	19,678
Additions		$ 19,934
Payouts	(7,000)
Gain recognized in the consolidated statement of income	(1,553)	(279)
Finance expense recognized in the consolidated statement of income	263	23
Ending Balance	$ 11,388	$ 19,678